Ordinary Shares	12 Months Ended
Dec. 31, 2018
Ordinary Shares
Ordinary Shares

9.    Ordinary Shares

On July 26, 2018, the Company completed its Initial Public Offering (“IPO”) on the National Association of Securities Deal Automated Quotations under the symbol of “PDD”. The Company issued an aggregate 85,600,000 ADSs, representing 342,400,000 Class A Ordinary Shares for total proceeds, net of issuance costs of US$1,690,696 (RMB11,523,631).

Upon completion of the IPO, all convertible preferred shares were converted into Class A Ordinary Shares (Note 15).